Underwriting Income from Insurance Business (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Underwriting Income from Insurance Business

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17
Premiums and Surcharges Accrued	4,687,242	5,260,902
Claims Accrued	(535,888)	(604,908)
Surrenders	(5,770)	(7,564)
Life and Ordinary Annuities	(8,541)	(9,182)
Underwriting and Operating Expenses	(1,285,007)	(1,299,507)
Other Income and Expenses	17,283	(24,829)

Total	2,869,319	3,314,912